Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Actuarial gains and losses on post-employment benefits, gross amount	€ (109)	€ 45	€ 16
Assets available for sale, gross amount			23
Assets at fair value, gross amount	(16)	(30)
Cash flow hedges, gross amount	144	(67)	49
Translation adjustment, gross amount	78	(7)	(176)
Other comprehensive income of associates and joint ventures, gross amount	0		(9)
Total presented in other comprehensive income, gross amount	97	(59)	(97)
Actuarial gains and losses on post-employment benefits, deferred tax	30	(6)	(23)
Cash flow hedges, deferred tax	(47)	18	(20)
Translation adjustment, deferred tax			26
Total presented in other comprehensive income, deferred tax	€ (17)	€ 12	€ (17)